Income Taxes - Reconciliation Rollforward of Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of gross unrecognized tax benefits
Beginning balance	$ 37	$ 38	$ 39
Additions based on tax positions related to current year	0	0	1
Reductions based on tax positions related to current year	(1)	(1)	(1)
Additions for tax positions of prior years	1	0	0
Reductions due to lapse of statute of limitations	0	0	(1)
Ending balance	37	37	38
Unrecognized tax benefits, net of federal tax benefits, that would affect the effective tax rate if recognized	20	20	20
Estimated decrease in gross amount of unrecognized tax benefits reasonably possible in next 12 months	(34)
Interest and penalties related to unrecognized tax benefits
Interest and penalties	0	1	$ 0
Payable related to accrued interest and penalties	$ 3	$ 3